Other current financial and non-financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Other current financial and non-financial assets
Schedule of other current financial assets

Other current financial assets
in € THOUS
	2023	2022

Debt securities	137,117	169,983
Third party receivables from the sale of investments	34,672	7,675
Receivables for supplier rebates	23,239	23,920
Derivatives	18,593	19,777
Deposit / guarantee / security	17,252	17,843
Notes receivable	12,657	18,304
Loans to customers or suppliers	1,473	5,494
Other	(831)	(15,107)

Total	244,172	247,889

Schedule of other current assets

Other current assets

in € THOUS

	2023	2022

Income tax receivable	197,404	143,782
Payments on account	180,680	199,736
Other tax receivable	140,686	125,762
Prepaid insurance	32,695	27,652
Interest receivables related to income tax	14,000	450
Prepaid rent	13,063	15,543
Other	151,932	158,298
Total	730,460	671,223